Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Investments in Associates and Joint Arrangements
15	INVESTMENT IN ASSOCIATES AND JOINT ARRANGEMENTS

15.1	Associates

a)	Macro Warrants SA
The Bank holds an investment in the associate Macro Warrants SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Macro Warrants SA as of September 30, 2022. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2022 and December 31, 2022.
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	127,243	173,171
Total liabilities	15,965	24,560
Shareholders’ equity	111,278	148,611

Proportional Bank’s interest	5%	5%

Investment carrying amount	5,564	7,431

As of December 31, 2022, 2021 and 2020, the investment carrying amount in the net income for the fiscal years amounted to (1,621), 549 and 2,191, respectively.

b)	Play Digital SA
As explained in note 1, the Bank holds an investment in the associate Play Digital SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Play Digital SA as of September 30, 2022. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2022 and December 31, 2022.
The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	4,321,080	3,630,568
Total liabilities	446,741	306,601
Shareholders’ equity	3,874,339	3,323,967
Irrevocable capital contributions made during 2022 pending capitalization (see note 1)	(4,596,480)
Adjusted Shareholders’ equity	(722,141)	3,323,967

Proportional Bank’s interest (see note 1)	8.9927%	10.0197%

Equity interest	(64,940)	333,052

Irrevocable capital contribution made in January and July 2022 (see note 1)	487,899

Investment carrying amount	422,959	333,052

As of December 31, 2022, 2021 and 2020, the investment carrying amount in the net income for the fiscal years amounted to and (414,107), (146,964) and (235,996), respectively.

15.2	Joint ventures
The Bank participates in the following joint ventures:

a)	Banco Macro SA – Wordline Argentina SA Unión transitoria
On April 7, 1998, the Bank executed an agreement with Siemens Itron Services SA to organize an joint venture (UTE, for its acronym in Spanish) controlled on a joint basis through a 50% interest, the purpose of which is to facilitate a data processing center for the tax administration, to modernize the systems and tax collection processes of the Province of Salta and manage and recover municipal taxes and fees.
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	1,551,310	1,381,302
Total liabilities	265,824	321,017
Shareholders’ equity	1,285,486	1,060,285

Proportional Bank’s interest	50%	50%

Investment carrying amount	642,743	530,143

As of December 31, 2022, 2021 and 2020, the investment carrying amount in the net income for the fiscal years amounted to 322,924, 339,521 and 218,172, respectively.

b)	Finova SA
As explained in note 1, on October 1, 2021, the Bank acquired the 50% of Finova SA. The Bank has common control over this company, as the decisions about the relevant activities require unanimous consent. In order to measure this investment, the Bank used accounting information of Finova SA as of September 30, 2022. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2022 and December 31, 2022.
The following table presents the summarized financial information on the Bank in this company, which as explained in note 3, section 3.5 “Investment in associates and joint arrangements”, is measured at equity method plus goodwill:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	50,945	75,747
Total liabilities	8,287	7,967
Shareholders’ equity	42,658	67,780

Proportional Bank’s interest	50%	50%

Equity interest	21,329	33,890

Goodwill	49,004	49,004

Investment carrying amount	70,333	82,894

As of December 31, 2022 and 2021, the investment carrying amount in the net income for the fiscal years amounted to (12,562) and (22,562), respectively.